Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Subsequent Events

August 2016 Reverse Stock Split

On August 16, 2016, we filed a certificate of amendment to our Amended and Restated Certificate of Incorporation to effect a 1-for-7.4 reverse stock split of our outstanding common stock in connection with the listing of our common stock on The NASDAQ Capital Market. All share and per share amounts, and number of shares of common stock into which each share of preferred stock will convert, in the financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to the reverse split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital.

Series D Conversions

Between July 1, 2016, and July 13, 2016, holders of Series D Preferred Stock converted 5,000 shares of Series D Preferred Stock into 67,568 shares of common stock.

Vesting of Restricted Stock Grants

On July 13, 2016, the Company issued 2,703 shares to an outside consultant of the Company upon the one-year anniversary of restricted stock units granted.

On August 16, 2016, the Company effected a 1-for-7.4 reverse stock split of its common stock.  All share and per share amounts, and number of shares of common stock into which each share of preferred stock will convert, in the consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital.

On January 15, 2016, the Company and Oxford Finance LLC, as collateral agent and lender (the “Lender” or “Collateral Agent”) entered into a Loan and Security Agreement (the “Loan Agreement”) providing for senior secured term loans to the Company in an aggregate principal amount of up to $10,000,000, subject to the terms and conditions set forth in the Loan Agreement.  On January 15, 2016, the Company received an initial loan of $5,000,000 (“Term A Loan”) under the Loan Agreement, before fees and issuance costs of approximately $381,000.

Under the Loan Agreement, if the Company achieves (a) positive interim data on the Phase 1a HuMab-5B1 antibody trial in pancreatic cancer and (b) uplisting of its common stock onto the NASDAQ Stock Market or New York Stock Exchange (the “Term B Event”) then until the earliest to occur of 60 days from the Term B Event or September 30, 2016, and provided there has been no event of default, the Company may request a second tranche in the amount of $5,000,000 under the Loan Agreement (“Term B Loan” and together with Term Loan A the “Term Loans”).

Interest on the Term Loans accrues at a rate equal to the greater of (i) 11.50% and (ii) the sum of (a) the thirty (30) day U.S. LIBOR rate reported in The Wall Street Journal on the last Business Day of the month that immediately precedes the month in which the interest will accrue, plus (b) 11.29%. Interest is payable monthly in arrears. The Term Loans mature on February 1, 2020.  Upon the occurrence of an Event of Default, the interest rate under the Term Loans shall be equal to 5% plus the Interest Rate then in effect.

The Term Loans are secured by a security interest in all of the assets of the Company and its current and future subsidiaries, excluding intellectual property but including proceeds of intellectual property.

The Company may prepay all but not less than all of the Term loans advanced under the Loan Agreement, provided that the Company provides written notice to the Collateral Agent at least 30 days prior to such prepayment, and pays the lender an amount equal to the outstanding principal of the Term Loans, plus accrued and unpaid interest through the prepayment date, the Final Payment and the prepayment fee equal to (i) 3% of the outstanding balance, if the loan is prepaid within 18 months of the funding date, (ii) 2% of the outstanding balance, if the loan is prepaid 18 months after through and including the second anniversary of the funding date and (iii) 1% of the outstanding balance if the loan is prepaid after the second anniversary of the funding date and prior to the maturity date of the loan (the “Prepayment Fee”) and all other obligations that are due and payable under the Loan Agreement including any applicable expenses of the lender.  The Final Payment is an amount equal to the original principal of the Term Loan multiplied by 3%.

The Loan Agreement contains customary representations and covenants that, subject to exceptions, restrict the Company’s ability to: pay dividends (other than dividends payable solely in capital stock) or redeem or repurchase any capital stock, make investments, incur additional liens, engage in mergers, acquisitions, and transact with affiliates, undergo a change in control, add or change business locations and engage in businesses that are not related to existing businesses.

The Company also issued the Lender five-year warrants to purchase an aggregate of 225,226 shares of the Company’s common stock at $5.55 per share.

In connection with the execution of the Loan Agreement, the Company entered into an amendment of Sections 8(a) and 8(b) of certain Exchange Agreements with the Company dated March 25, 2015 held by a certain holder of the Company’s Series D Preferred Stock.  The Amendment requires the Company to obtain consent of the Holder for certain future equity or debt issuances, and modifies the termination date for this requirement to be the earlier to occur of: (a) April 1, 2017; (b) the date on which the Company has raised $10 million in equity financing; (c) the date on which the Company has closed one or more licensing agreements with corporate partners pursuant to which the Company is entitled to receive in total a minimum of $10,000,000 in initial licensing or equity investments under such agreements; and (d) the date on which shares of the Company's common stock are listed on a national securities exchange. The Company issued 13,514 shares of common stock to the Holder in connection with the Amendment.